UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21247
                                    --------------------------------------------

                      BNY/Ivy Multi-Strategy Hedge Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      One Wall Street   New York, NY   10286
--------------------------------------------------------------------------------
(Address of principal executive                                (Zip code)
offices)

                               Steven Pisarkiewicz
                              BNY Asset Management
                                  1633 Broadway
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-641-7999
                                                    -------------------

Date of fiscal year end: March 31, 2006
                         --------------------

Date of reporting period: December 31, 2005
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2005 (Unaudited)

                                                         Initial
                                                       Acquisition
                                                          Date                    Cost                Fair Value     Liquidity*
                                                          ----                    ----                ----------     ----------
PORTFOLIO FUNDS - 97.5%

EVENT DRIVEN - 35.5%

DISTRESSED - 14.3%

Cerberus Partners, LP                                    4/01/03               $ 3,650,000            $ 5,692,065   Semi-annually
King Street Capital, LP                                  4/01/03                 5,100,000              6,735,887   Quarterly
Longacre Capital Partners (QP), LP                       4/01/03                 6,100,000              8,209,887   Quarterly
                                                                             --------------         --------------
                                                                                14,850,000             20,637,839
                                                                             --------------         --------------


MULTI-STRATEGY-SPECIAL SITUATIONS - 21.2%

Davidson Kempner Partners                                4/01/03                 6,200,000              7,425,442   Annually
Deephaven Event Fund, LLC                               11/01/05                 2,500,000              2,596,915   Annually
Merced Partners, LP                                      4/01/03                 5,950,000              8,251,888   Annually
Perry Partners, LP                                       4/01/03                 5,500,000              7,300,097   Annually
Seneca Capital, LP                                       4/01/03                 3,850,000              5,132,384   Annually
                                                                             --------------         --------------
                                                                                24,000,000             30,706,726
                                                                             --------------         --------------

TOTAL EVENT DRIVEN                                                              38,850,000             51,344,565
                                                                             --------------         --------------


RELATIVE VALUE - 26.9%

MULTI-STRATEGY - 23.0%

Amaranth Partners, LLC                                   4/01/03                 6,250,000              8,392,219   Annually
Elliot Associates, LP                                    4/01/03                 5,600,000              6,916,045   Semi-annually
OZ Domestic Partners II, LP                              2/01/04                 7,400,000              8,688,199   Annually
Stark Investments, LP                                    4/01/03                 7,800,000              9,205,358   Annually
                                                                             --------------         --------------
                                                                                27,050,000             33,201,821
                                                                             --------------         --------------

STATISTICAL ARBITRAGE - 3.9%

Goldman Sachs Global Equity
   Opportunity Fund, LLC                                 5/01/05                 5,000,000              5,730,365   Monthly
                                                                             --------------         --------------

TOTAL RELATIVE VALUE                                                            32,050,000             38,932,186
                                                                             --------------         --------------

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
December 31, 2005 (Unaudited)

                                                         Initial
                                                       Acquisition
                                                          Date                    Cost                Fair Value     Liquidity*
                                                          ----                    ----                ----------     ----------
EQUITY - 32.1%

ASIA - 7.6%

FrontPoint Japan Fund 2X, LP                             8/01/05               $ 6,250,000           $ 10,991,945   Quarterly
                                                                             --------------         --------------

GLOBAL - 10.8%

Kingdon Associates                                       4/01/04                 6,000,000              7,398,538   Quarterly
York Global Value Partners, LP                           7/01/05                 8,100,000              8,234,723   Annually
                                                                             --------------         --------------
                                                                                14,100,000             15,633,261
                                                                             --------------         --------------

REAL ESTATE - 5.0%

Wesley Capital QP, LP                                   10/01/05                 7,000,000              7,198,597   Quarterly
                                                                             --------------         --------------

TECHNOLOGY - 4.9%

Criterion Institutional Partners, LP                     10/1/05                 7,000,000              7,116,153   Quarterly
                                                                             --------------         --------------

UNITED STATES - 3.8%

Partner Fund, LP                                         1/01/05                 5,000,000              5,456,177   Quarterly
                                                                             --------------         --------------

TOTAL LONG / SHORT EQUITY                                                       39,350,000             46,396,133
                                                                             --------------         --------------

CREDIT - 3.0%

LONG / SHORT CREDIT - 3.0%

Feingold O'Keeffe Capital I, LP                          3/01/05                 4,250,000              4,270,389   Quarterly
                                                                             --------------         --------------

TOTAL  CREDIT                                                                    4,250,000              4,270,389
                                                                             --------------         --------------

TOTAL PORTFOLIO FUNDS - 97.5%                                                  114,500,000            140,943,273
                                                                             --------------         --------------

MONEY MARKET FUND - 4.7%

Federated Prime Institution                                                      6,827,937              6,827,937
                                                                             --------------         --------------

TOTAL  MONEY MARKET FUND                                                         6,827,937              6,827,937
                                                                             --------------         --------------

TOTAL INVESTMENTS  - 102.2%                                                    121,327,937            147,771,210
Liabilities in excess of other assets - (2.2%)                                                         (3,191,046)
                                                                                                    --------------
MEMBERS' CAPITAL - 100.0%                                                                           $ 144,580,164
                                                                                                    ==============

FEDERAL INCOME TAX NOTE

The cost stated also approximates the aggregate cost for Federal income tax purposes. At December 31,2005, net unrealized appreciation was $26,443,273 based on cost of $121,327,937 for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $26,443,273 and aggregate gross unrealized depreciation of $0.

* Available frequency of redemption after initial lock-up period. Other liquidity restrictions may apply. Detailed information about the Portfolio Funds is not available. The percentage shown for each investment strategy reflects the value in total category as a percentage of members' capital.

ITEM 2.  CONTROLS AND PROCEDURES.

a) Based on their evaluation on February 7, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or BNY Investment Advisors (the "Adviser"), the investment adviser, or Ivy Asset Management Corp. ("Ivy"), the investment manager, or The Bank of New York (the "Administrator"), administrator of the Fund, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or Adviser or Bisys on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of the Adviser, Bisys, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the Adviser's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the Adviser's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the Adviser during such period.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY/Ivy Multi-Strategy Hedge Fund LLC
             ----------------------------------------

By:/s/ Steven Pisarkiewicz
   --------------------------------------------------
       Steven Pisarkiewicz
       President

Date:February 7, 2006
     ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Steven Pisarkiewicz
   --------------------------------------------------
       Steven Pisarkiewicz
       President

Date:February 7, 2006
     ------------------------------------------------

By:/s/ Guy Nordahl
   --------------------------------------------------
       Guy Nordahl
       Treasurer

Date:February 14, 2006
     ------------------------------------------------